Stock-Based Compensation (Details) - Schedule of assumptions utilized by the Company to record compensation expense - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of assumptions utilized by the Company to record compensation expense [Line Items]
Grant-date fair value (in Dollars per share)
Share-based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) - Schedule of assumptions utilized by the Company to record compensation expense [Line Items]
Expected dividend yield		0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of assumptions utilized by the Company to record compensation expense [Line Items]
Grant-date fair value (in Dollars per share)		$ 0.02
Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) - Schedule of assumptions utilized by the Company to record compensation expense [Line Items]
Stock price volatility		55.00%
Expected term		6 years
Risk-free interest rate		0.60%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of assumptions utilized by the Company to record compensation expense [Line Items]
Grant-date fair value (in Dollars per share)		$ 0.05
Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) - Schedule of assumptions utilized by the Company to record compensation expense [Line Items]
Stock price volatility		80.00%
Expected term		7 years
Risk-free interest rate		3.06%